Distribution Date:	08/17/26	Morgan Stanley Capital I Trust 2019-L3
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-L3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-16				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	17-19
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	20	Representations Reviewer
Historical Detail	21		David Rodgers	(212) 230-9025
Delinquency Loan Detail	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
Specially Serviced Loan Detail - Part 1	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691UBA6	2.179000%	11,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691UBB4	2.529000%	9,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691UBC2	3.067000%	24,600,000.00	16,184,064.85	414,059.95	41,363.77	0.00	0.00	455,423.72	15,770,004.90	31.94%	30.00%
A-3	61691UBD0	2.874000%	243,051,000.00	210,223,716.08	0.00	503,485.80	0.00	0.00	503,485.80	210,223,716.08	31.94%	30.00%
A-4	61691UBE8	3.127000%	426,667,000.00	426,667,000.00	0.00	1,111,823.09	0.00	0.00	1,111,823.09	426,667,000.00	31.94%	30.00%
A-S	61691UBH1	3.490000%	94,458,000.00	94,458,000.00	0.00	274,715.35	0.00	0.00	274,715.35	94,458,000.00	22.09%	20.75%
B	61691UBJ7	3.766933%	53,612,000.00	53,612,000.00	0.00	168,294.03	0.00	0.00	168,294.03	53,612,000.00	16.50%	15.50%
C	61691UBK4	3.766933%	44,676,000.00	44,676,000.00	0.00	140,242.93	0.00	0.00	140,242.93	44,676,000.00	11.85%	11.13%
D	61691UAJ8	2.500000%	26,805,000.00	26,805,000.00	0.00	55,843.75	0.00	0.00	55,843.75	26,805,000.00	9.05%	8.50%
E	61691UAL3	2.500000%	20,424,000.00	20,424,000.00	0.00	42,550.00	0.00	0.00	42,550.00	20,424,000.00	6.92%	6.50%
F	61691UAN9	2.750000%	11,488,000.00	11,488,000.00	0.00	26,326.67	0.00	0.00	26,326.67	11,488,000.00	5.72%	5.38%
G	61691UAQ2	2.750000%	10,212,000.00	10,212,000.00	0.00	23,402.50	0.00	0.00	23,402.50	10,212,000.00	4.66%	4.38%
H	61691UAS8	2.750000%	10,211,000.00	10,211,000.00	0.00	23,400.21	0.00	0.00	23,400.21	10,211,000.00	3.59%	3.38%
J-RR	61691UAU3	3.766933%	34,465,361.00	34,465,361.00	0.00	89,631.39	0.00	0.00	89,631.39	34,465,361.00	0.00%	0.00%
R	61691UAY5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61691UAX7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,021,169,361.00	959,426,141.93	414,059.95	2,501,079.49	0.00	0.00	2,915,139.44	959,012,081.98

X-A	61691UBF5	0.722861%	714,818,000.00	653,074,780.93	0.00	393,401.72	0.00	0.00	393,401.72	652,660,720.98
X-B	61691UBG3	0.135715%	192,746,000.00	192,746,000.00	0.00	21,798.82	0.00	0.00	21,798.82	192,746,000.00
X-D	61691UAA7	1.266933%	47,229,000.00	47,229,000.00	0.00	49,863.33	0.00	0.00	49,863.33	47,229,000.00
X-F	61691UAC3	1.016933%	11,488,000.00	11,488,000.00	0.00	9,735.44	0.00	0.00	9,735.44	11,488,000.00
X-G	61691UAE9	1.016933%	10,212,000.00	10,212,000.00	0.00	8,654.10	0.00	0.00	8,654.10	10,212,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61691UAG4	1.016933%	10,211,000.00	10,211,000.00	0.00	8,653.26	0.00	0.00	8,653.26	10,211,000.00
Notional SubTotal			986,704,000.00	924,960,780.93	0.00	492,106.67	0.00	0.00	492,106.67	924,546,720.98

Deal Distribution Total					414,059.95	2,993,186.16	0.00	0.00	3,407,246.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691UBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691UBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691UBC2	657.88881504	16.83170528	1.68145407	0.00000000	0.00000000	0.00000000	0.00000000	18.51315935	641.05710976
A-3	61691UBD0	864.93664326	0.00000000	2.07152326	0.00000000	0.00000000	0.00000000	0.00000000	2.07152326	864.93664326
A-4	61691UBE8	1,000.00000000	0.00000000	2.60583333	0.00000000	0.00000000	0.00000000	0.00000000	2.60583333	1,000.00000000
A-S	61691UBH1	1,000.00000000	0.00000000	2.90833333	0.00000000	0.00000000	0.00000000	0.00000000	2.90833333	1,000.00000000
B	61691UBJ7	1,000.00000000	0.00000000	3.13911121	0.00000000	0.00000000	0.00000000	0.00000000	3.13911121	1,000.00000000
C	61691UBK4	1,000.00000000	0.00000000	3.13911116	0.00000000	0.00000000	0.00000000	0.00000000	3.13911116	1,000.00000000
D	61691UAJ8	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	61691UAL3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	61691UAN9	1,000.00000000	0.00000000	2.29166696	0.00000000	0.00000000	0.00000000	0.00000000	2.29166696	1,000.00000000
G	61691UAQ2	1,000.00000000	0.00000000	2.29166667	0.00000000	0.00000000	0.00000000	0.00000000	2.29166667	1,000.00000000
H	61691UAS8	1,000.00000000	0.00000000	2.29166683	0.00000000	0.00000000	0.00000000	0.00000000	2.29166683	1,000.00000000
J-RR	61691UAU3	1,000.00000000	0.00000000	2.60062240	0.53848877	3.15714581	0.00000000	0.00000000	2.60062240	1,000.00000000
R	61691UAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61691UAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691UBF5	913.62386080	0.00000000	0.55035229	0.00000000	0.00000000	0.00000000	0.00000000	0.55035229	913.04460853
X-B	61691UBG3	1,000.00000000	0.00000000	0.11309610	0.00000000	0.00000000	0.00000000	0.00000000	0.11309610	1,000.00000000
X-D	61691UAA7	1,000.00000000	0.00000000	1.05577781	0.00000000	0.00000000	0.00000000	0.00000000	1.05577781	1,000.00000000
X-F	61691UAC3	1,000.00000000	0.00000000	0.84744429	0.00000000	0.00000000	0.00000000	0.00000000	0.84744429	1,000.00000000
X-G	61691UAE9	1,000.00000000	0.00000000	0.84744418	0.00000000	0.00000000	0.00000000	0.00000000	0.84744418	1,000.00000000
X-H	61691UAG4	1,000.00000000	0.00000000	0.84744491	0.00000000	0.00000000	0.00000000	0.00000000	0.84744491	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	41,363.77	0.00	41,363.77	0.00	0.00	0.00	41,363.77	0.00
A-3	07/01/26 - 07/30/26	30	0.00	503,485.80	0.00	503,485.80	0.00	0.00	0.00	503,485.80	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,111,823.09	0.00	1,111,823.09	0.00	0.00	0.00	1,111,823.09	0.00
X-A	07/01/26 - 07/30/26	30	0.00	393,401.72	0.00	393,401.72	0.00	0.00	0.00	393,401.72	0.00
X-B	07/01/26 - 07/30/26	30	0.00	21,798.82	0.00	21,798.82	0.00	0.00	0.00	21,798.82	0.00
X-D	07/01/26 - 07/30/26	30	0.00	49,863.33	0.00	49,863.33	0.00	0.00	0.00	49,863.33	0.00
X-F	07/01/26 - 07/30/26	30	0.00	9,735.44	0.00	9,735.44	0.00	0.00	0.00	9,735.44	0.00
X-G	07/01/26 - 07/30/26	30	0.00	8,654.10	0.00	8,654.10	0.00	0.00	0.00	8,654.10	0.00
X-H	07/01/26 - 07/30/26	30	0.00	8,653.26	0.00	8,653.26	0.00	0.00	0.00	8,653.26	0.00
A-S	07/01/26 - 07/30/26	30	0.00	274,715.35	0.00	274,715.35	0.00	0.00	0.00	274,715.35	0.00
B	07/01/26 - 07/30/26	30	0.00	168,294.03	0.00	168,294.03	0.00	0.00	0.00	168,294.03	0.00
C	07/01/26 - 07/30/26	30	0.00	140,242.93	0.00	140,242.93	0.00	0.00	0.00	140,242.93	0.00
D	07/01/26 - 07/30/26	30	0.00	55,843.75	0.00	55,843.75	0.00	0.00	0.00	55,843.75	0.00
E	07/01/26 - 07/30/26	30	0.00	42,550.00	0.00	42,550.00	0.00	0.00	0.00	42,550.00	0.00
F	07/01/26 - 07/30/26	30	0.00	26,326.67	0.00	26,326.67	0.00	0.00	0.00	26,326.67	0.00
G	07/01/26 - 07/30/26	30	0.00	23,402.50	0.00	23,402.50	0.00	0.00	0.00	23,402.50	0.00
H	07/01/26 - 07/30/26	30	0.00	23,400.21	0.00	23,400.21	0.00	0.00	0.00	23,400.21	0.00
J-RR	07/01/26 - 07/30/26	30	89,970.54	108,190.60	0.00	108,190.60	18,559.21	0.00	0.00	89,631.39	108,812.17
Totals			89,970.54	3,011,745.37	0.00	3,011,745.37	18,559.21	0.00	0.00	2,993,186.16	108,812.17

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	3,407,246.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,028,580.69	Master Servicing Fee	9,465.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,377.54
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	413.09
ARD Interest	0.00	Operating Advisor Fee	1,090.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	198.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,028,580.69	Total Fees	16,835.30

Principal		Expenses/Reimbursements
Scheduled Principal	414,059.95	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,762.10
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,111.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	686.00
Total Principal Collected	414,059.95	Total Expenses/Reimbursements	18,559.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,993,186.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	414,059.95
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,407,246.11
Total Funds Collected	3,442,640.64	Total Funds Distributed	3,442,640.62

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	959,426,142.74	959,426,142.74	Beginning Certificate Balance	959,426,141.93
(-) Scheduled Principal Collections	414,059.95	414,059.95	(-) Principal Distributions	414,059.95
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	959,012,082.79	959,012,082.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	959,522,074.93	959,522,074.93	Ending Certificate Balance	959,012,081.98
Ending Actual Collateral Balance	959,142,818.73	959,142,818.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.81)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.81)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP	Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP
	10,000,000 or less	24	160,450,489.77	16.73%	36	3.8315	2.179387	1.40 or less	5	31,542,409.88	3.29%	23	3.8570	1.253292
10,000,001 to 20,000,000		16	255,090,836.76	26.60%	38	3.7502	2.205058	1.41 to 1.60	3	37,007,045.89	3.86%	39	4.3429	1.562807
20,000,001 to 30,000,000		6	153,388,804.05	15.99%	39	3.6713	2.364854	1.61 to 1.80	3	32,257,780.39	3.36%	38	4.0505	1.676407
30,000,001 to 40,000,000		5	176,063,736.59	18.36%	38	3.6489	3.247313	1.81 to 2.00	11	148,073,416.34	15.44%	38	3.7589	1.880221
	40,000,001 or greater	2	120,000,000.00	12.51%	39	3.0877	4.149158	2.01 to 2.20	9	117,587,333.59	12.26%	38	3.6132	2.090682
	Totals	62	959,012,082.79	100.00%	38	3.6656	2.633197	2.21 or greater	22	498,525,881.08	51.98%	38	3.5164	3.347582
								Totals	62	959,012,082.79	100.00%	38	3.6656	2.633197
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP	Washington	1	8,300,000.00	0.87%	39	3.4500	3.553600
Alabama	2	20,924,833.76	2.18%	39	3.7937	2.357788	Wisconsin	1	7,020,000.00	0.73%	39	3.7900	3.016700
California	7	124,450,195.49	12.98%	39	3.5974	3.050707	Wyoming	1	911,726.95	0.10%	38	3.6500	2.715800
Colorado	2	10,239,595.56	1.07%	(8)	3.8276	1.723267	Totals	99	959,012,082.79	100.00%	38	3.6656	2.633197
Florida	8	72,565,983.39	7.57%	39	4.0633	2.274309
									Property Type³
Georgia	3	11,055,034.80	1.15%	38	3.7095	1.710858
Illinois	1	9,320,000.00	0.97%	39	3.9300	1.825000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	6	21,758,934.54	2.27%	39	2.8234	5.541928		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	2,970,749.54	0.31%	39	2.6533	6.123800	Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP
Kentucky	2	9,483,855.88	0.99%	39	3.2310	4.050841	Industrial	26	91,938,839.09	9.59%	39	3.1578	4.376709
Louisiana	1	1,239,730.40	0.13%	38	3.6500	2.715800	Lodging	13	60,131,312.92	6.27%	39	4.0638	3.211976
Maryland	2	72,696,526.51	7.58%	39	3.3704	2.864263	Mixed Use	14	152,343,218.72	15.89%	38	3.6234	2.372143
Massachusetts	3	20,000,000.00	2.09%	34	3.7970	3.052900	Multi-Family	12	171,108,292.62	17.84%	38	3.6842	2.382552
Michigan	4	13,590,132.22	1.42%	39	3.9946	1.945334	Office	11	220,883,908.93	23.03%	37	3.5309	2.574443
Minnesota	1	40,000,000.00	4.17%	39	3.4000	2.012100	Other	1	20,000,000.00	2.09%	38	4.1500	1.664300
Missouri	6	51,389,853.75	5.36%	39	3.4364	2.885126	Retail	12	144,880,474.62	15.11%	37	3.8199	2.502994
Nevada	3	72,257,429.95	7.53%	36	3.7875	2.663444	Self Storage	1	3,707,820.26	0.39%	36	3.7960	2.182800
New Jersey	1	20,000,000.00	2.09%	38	4.1500	1.664300	Totals	99	959,012,082.79	100.00%	38	3.6656	2.633197
New York	14	152,599,999.99	15.91%	38	3.5879	2.529339
North Carolina	2	4,732,943.91	0.49%	36	3.9052	2.123107
Ohio	2	10,857,095.06	1.13%	39	2.8570	5.427243
Pennsylvania	7	43,836,706.81	4.57%	39	3.9917	1.927193
South Carolina	1	29,949,999.99	3.12%	38	3.8250	2.545300
Texas	2	13,846,952.85	1.44%	38	3.5612	1.944277
Virginia	6	18,995,585.81	1.98%	38	3.4382	3.324161

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP	Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP
	2.9990% or less	1	50,000,000.00	5.21%	39	2.6533	6.123800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4990%	13	288,220,000.00	30.05%	39	3.3939	2.684838	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9990%	28	424,967,935.09	44.31%	37	3.7742	2.567735	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4990%	9	86,968,739.91	9.07%	38	4.1508	1.710988	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	2	14,837,192.17	1.55%	39	4.8361	1.653103	49 months or greater	53	864,993,867.17	90.20%	38	3.6388	2.710480
	Totals	62	959,012,082.79	100.00%	38	3.6656	2.633197	Totals	62	959,012,082.79	100.00%	38	3.6656	2.633197
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP	Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP
	60 months or less	53	864,993,867.17	90.20%	38	3.6388	2.710480	Interest Only	34	695,985,385.08	72.57%	38	3.5429	2.933194
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	19	169,008,482.09	17.62%	36	4.0334	1.793337
	Totals	62	959,012,082.79	100.00%	38	3.6656	2.633197	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	959,012,082.79	100.00%	38	3.6656	2.633197
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	94,018,215.62	9.80%	39	3.9128	NAP			No outstanding loans in this group
Underwriter's Information		8	111,471,648.50	11.62%	38	3.5442	2.292402
	12 months or less	45	753,522,218.67	78.57%	38	3.6528	2.772329
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	959,012,082.79	100.00%	38	3.6656	2.633197
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	322781001	Various Various		Various	Actual/360	3.650%	99,206.58	0.00	0.00	N/A	10/01/29	--	31,563,736.59	31,563,736.59	08/01/26
1A	322781101				Actual/360	3.650%	19,841.32	0.00	0.00	N/A	10/01/29	--	6,312,747.32	6,312,747.32	08/01/26
1B	322781111				Actual/360	3.650%	19,841.32	0.00	0.00	N/A	10/01/29	--	6,312,747.32	6,312,747.32	08/01/26
2	322781002	OF	Rockville	MD	Actual/360	3.398%	204,823.89	0.00	0.00	N/A	11/01/29	--	70,000,000.00	70,000,000.00	08/05/26
3	301741433	Various New York		NY	Actual/360	3.340%	73,340.83	0.00	0.00	N/A	10/06/29	--	25,500,000.00	25,500,000.00	08/06/26
3A	301741435				Actual/360	3.340%	57,522.22	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	08/06/26
3B	301741436				Actual/360	3.340%	43,141.67	0.00	0.00	N/A	10/06/29	--	15,000,000.00	15,000,000.00	08/06/26
4	322781004	RT	Las Vegas	NV	Actual/360	3.741%	128,849.78	0.00	0.00	N/A	07/01/29	--	40,000,000.00	40,000,000.00	08/01/26
4A	322781104				Actual/360	3.741%	44,601.85	0.00	0.00	N/A	07/01/29	--	13,846,153.86	13,846,153.86	08/01/26
5	1957687	IN	Various	Various	Actual/360	2.653%	114,237.58	0.00	0.00	N/A	11/07/29	--	50,000,000.00	50,000,000.00	08/07/26
6	301741472	MU	Boca Raton	FL	Actual/360	3.810%	131,233.33	0.00	0.00	N/A	11/06/29	--	40,000,000.00	40,000,000.00	08/06/26
6A	301741473				Actual/360	3.810%	32,808.33	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	08/06/26
7	322781007	MF	Garland	TX	Actual/360	3.683%	140,204.63	69,259.08	0.00	N/A	11/06/29	08/06/29	44,202,057.61	44,132,798.53	08/06/26
8	695101199	OF	St Paul	MN	Actual/360	3.400%	58,555.56	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	08/06/26
8A	695101200				Actual/360	3.400%	58,555.56	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	08/06/26
9	322781009	Various Brooklyn		NY	Actual/360	3.710%	63,894.44	0.00	0.00	N/A	09/06/29	--	20,000,000.00	20,000,000.00	08/06/26
9A	322781109				Actual/360	3.710%	63,894.44	0.00	0.00	N/A	09/06/29	--	20,000,000.00	20,000,000.00	08/06/26
10	322781010	LO	Carle Place	NY	Actual/360	3.670%	102,709.03	0.00	0.00	N/A	11/01/29	--	32,500,000.00	32,500,000.00	08/01/26
11	695101192	OF	Glendale	CA	Actual/360	3.310%	91,208.89	0.00	0.00	N/A	11/06/29	--	32,000,000.00	32,000,000.00	08/06/26
12	1959497	MF	Greenville	SC	Actual/360	3.825%	98,647.81	0.00	0.00	N/A	10/01/29	--	29,949,999.99	29,949,999.99	08/01/26
13	301741462	MF	Tustin	CA	Actual/360	3.490%	84,147.78	0.00	0.00	N/A	11/06/29	--	28,000,000.00	28,000,000.00	08/06/26
14	1958023	LO	Key West	FL	Actual/360	4.950%	45,318.01	18,466.66	0.00	N/A	11/01/29	--	10,631,790.98	10,613,324.32	08/01/26
14A	322788023				Actual/360	4.950%	28,154.70	11,431.91	0.00	N/A	11/01/29	--	6,605,207.89	6,593,775.98	08/01/26
14B	322788123				Actual/360	4.950%	32,775.98	13,308.34	0.00	N/A	11/01/29	--	7,689,380.51	7,676,072.17	08/01/26
15	322781015	OF	Blue Bell	PA	Actual/360	4.100%	87,484.93	40,562.64	0.00	N/A	11/06/29	--	24,779,366.70	24,738,804.06	08/06/26
16	322781016	MF	St Louis	MO	Actual/360	3.490%	72,727.72	0.00	0.00	N/A	11/01/29	--	24,200,000.00	24,200,000.00	08/01/26
17	322781017	RT	Modesto	CA	Actual/360	3.800%	68,716.67	0.00	0.00	N/A	11/06/29	--	21,000,000.00	21,000,000.00	08/06/26
18	322781018	MU	Cambridge	MA	Actual/360	3.797%	65,392.78	0.00	0.00	N/A	06/01/29	--	20,000,000.00	20,000,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19	322781019	98	Hamilton	NJ	Actual/360	4.150%	71,472.22	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	07/06/26
20	695101196	RT	Oceanside	CA	Actual/360	3.848%	59,984.48	31,035.90	0.00	N/A	11/06/29	--	18,102,752.46	18,071,716.56	08/06/26
22	322781022	MF	Gladstone	MO	Actual/360	3.400%	39,525.00	0.00	0.00	N/A	11/01/29	--	13,500,000.00	13,500,000.00	08/01/26
23	695101191	RT	Homewood	AL	Actual/360	3.900%	40,464.80	22,502.91	0.00	N/A	11/06/29	--	12,049,072.91	12,026,570.00	08/06/26
24	322781024	LO	Various	Various	Actual/360	4.300%	39,782.54	19,602.03	0.00	N/A	09/06/29	--	10,743,972.52	10,724,370.49	08/06/26
25	453012192	RT	Various	Various	Actual/360	3.670%	16,973.93	0.00	0.00	N/A	10/01/29	--	5,371,025.64	5,371,025.64	08/01/26
25A	322782192				Actual/360	3.670%	3,932.52	0.00	0.00	N/A	10/01/29	06/01/29	1,244,358.97	1,244,358.97	08/01/26
25B	322712192				Actual/360	3.670%	17,016.88	0.00	0.00	N/A	10/01/29	06/01/29	5,384,615.39	5,384,615.39	08/01/26
26	695101206	MF	Norristown	PA	Actual/360	3.900%	36,024.57	18,217.27	0.00	N/A	11/06/29	--	10,726,918.80	10,708,701.53	08/06/26
27	301741477	MF	Kentwood	MI	Actual/360	3.370%	33,372.36	0.00	0.00	N/A	11/06/29	08/06/29	11,500,000.00	11,500,000.00	08/06/26
28	695101184	LO	Stoughton	MA	Actual/360	4.330%	36,074.20	18,704.60	0.00	N/A	10/06/29	--	9,674,970.08	9,656,265.48	08/06/26
29	695101195	MF	Brooklyn	NY	Actual/360	3.949%	36,045.59	0.00	0.00	N/A	11/06/29	--	10,600,000.00	10,600,000.00	08/06/26
30	322781030	RT	Various	VA	Actual/360	3.650%	28,488.56	19,544.69	0.00	N/A	10/01/29	--	9,063,968.12	9,044,423.43	08/01/26
31	1958264	RT	Las Vegas	NV	Actual/360	4.040%	33,214.48	13,942.41	0.00	N/A	11/01/29	--	9,547,438.11	9,533,495.70	08/01/26
32	695101194	OF	Denver	CO	Actual/360	3.860%	26,502.62	23,782.40	0.00	N/A	11/06/24	--	7,973,377.96	7,949,595.56	03/06/26
33	695101190	OF	Las Vegas	NV	Actual/360	3.800%	29,100.65	15,456.52	0.00	N/A	10/06/29	--	8,893,236.91	8,877,780.39	08/06/26
34	301741459	RT	Elk Grove Village	IL	Actual/360	3.930%	31,540.43	0.00	0.00	N/A	11/06/29	--	9,320,000.00	9,320,000.00	08/06/26
35	322781035	MF	Brooklyn	NY	Actual/360	3.990%	30,922.50	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	08/06/26
36	301741452	MF	Clarkston	GA	Actual/360	3.730%	26,430.57	12,837.85	0.00	N/A	10/06/29	--	8,228,836.50	8,215,998.65	08/06/26
37	322781037	MU	Tacoma	WA	Actual/360	3.450%	24,657.92	0.00	0.00	N/A	11/01/29	--	8,300,000.00	8,300,000.00	08/01/26
38	322781038	IN	Rialto	CA	Actual/360	4.200%	26,367.83	10,308.46	0.00	N/A	11/01/29	--	7,290,644.94	7,280,336.48	08/01/26
39	1958779	RT	Pleasant Prairie	WI	Actual/360	3.790%	22,910.55	0.00	0.00	N/A	11/01/29	--	7,020,000.00	7,020,000.00	08/01/26
40	1958842	IN	Various	Various	Actual/360	3.715%	22,265.23	0.00	0.00	N/A	11/01/29	--	6,960,000.00	6,960,000.00	08/01/26
41	1958306	LO	Jacksonville	FL	Actual/360	4.200%	22,801.05	10,818.88	0.00	N/A	11/01/29	--	6,304,436.99	6,293,618.11	08/01/26
42	1958389	MF	Brownstown	MI	Actual/360	3.970%	21,408.08	9,273.76	0.00	N/A	11/01/29	--	6,262,217.09	6,252,943.33	08/01/26
43	1957729	OF	San Diego	CA	Actual/360	3.330%	17,205.00	0.00	0.00	N/A	10/01/29	--	6,000,000.00	6,000,000.00	08/01/26
44	322781044	IN	Louisville	KY	Actual/360	3.610%	17,831.36	9,116.92	0.00	N/A	11/01/29	--	5,736,117.22	5,727,000.30	08/01/26
45	301741446	IN	Fort Worth	TX	Actual/360	3.435%	16,919.28	0.00	0.00	N/A	10/06/29	--	5,720,000.00	5,720,000.00	08/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
46	1958469	MU	Vero Beach	FL	Actual/360	4.550%	16,574.27	6,360.45	0.00	N/A	11/01/29	--	4,230,228.30	4,223,867.85	08/01/26
47	695101159	SS	High Point	NC	Actual/360	3.796%	12,142.77	6,952.15	0.00	N/A	08/06/29	--	3,714,772.41	3,707,820.26	08/06/26
48	695101189	RT	Shelby Township	MI	Actual/360	4.236%	12,291.96	6,616.18	0.00	N/A	10/06/29	--	3,369,813.74	3,363,197.56	08/06/26
49	322781049	IN	St Louis	MO	Actual/360	4.120%	11,991.49	0.00	0.00	N/A	08/01/29	--	3,380,000.00	3,380,000.00	08/01/26
50	1959204	RT	Delafield	WI	Actual/360	4.095%	8,684.66	3,557.07	0.00	N/A	11/01/29	--	2,462,860.53	2,459,303.46	08/01/26
51	322781051	RT	Chesterfield	MI	Actual/360	4.080%	5,822.71	2,400.87	0.00	N/A	11/01/29	--	1,657,318.38	1,654,917.51	08/01/26
Totals							3,028,580.69	414,059.95	0.00				959,426,142.74	959,012,082.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,110,057.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,150,701.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,443,628.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	85,850,631.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	36,861,932.89	9,382,929.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,183,574.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	6,505,261.50	3,064,789.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,361,151.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,640,551.22	6,014,477.22	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,897,974.52	1,020,921.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,019,336.31	1,502,942.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,024,308.55	1,583,518.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,531,677.58	1,527,670.19	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,817,851.00	1,276,886.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,691,464.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,162,100.36	694,706.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	69,640,890.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19	2,325,000.00	0.00	--	--	--	0.00	0.00	71,386.11	71,386.11	0.00	0.00
20	2,015,582.00	519,566.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,679,587.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	828,097.40	424,545.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	8,795,625.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,427,198.63	632,185.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	683,933.43	226,687.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,189,940.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,377,669.92	338,425.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	800,884.00	1,271,890.00	04/01/25	03/31/26	05/11/26	2,580,785.80	38,493.91	40,427.35	232,351.14	42,388.43	0.00
33	1,013,885.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	802,585.58	183,393.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	705,348.09	366,497.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	880,400.96	338,045.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	914,606.82	269,337.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	881,261.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	921,619.94	435,651.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	825,842.27	209,196.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	685,741.71	677,371.16	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	716,598.45	397,125.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	829,580.31	246,393.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,000,973.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	257,551.51	101,035.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	582,541.00	280,922.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	505,122.51	252,923.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	310,473.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	281,979.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	175,695.00	79,121.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	323,308,413.70	33,319,158.93				2,580,785.80	38,493.91	111,813.46	303,737.25	42,388.43	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.665637%	3.637977%	38
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.665797%	3.643342%	39
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.665967%	3.643503%	40
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.666126%	3.643653%	41
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.666294%	3.643813%	42
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.666451%	3.643961%	43
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.666640%	3.644142%	44
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.666795%	3.644289%	45
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.666888%	3.644375%	46
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	15,486.65	0	0.00	3.667126%	3.644606%	47
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	66,326.78	0	0.00	3.667281%	3.644750%	48
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	3,771,451.94	0	0.00	3.667457%	3.644901%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	322781019	07/06/26	0	B	71,386.11	71,386.11	500.00	20,000,000.00	07/14/26	13
32	695101194	03/06/26	4	5	40,427.35	232,351.14	49,353.59	8,069,424.72	11/14/24	13
Totals					111,813.46	303,737.25	49,853.59	28,069,424.72
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		7,949,596	0	7,949,596		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		143,195,747	143,195,747	0		0
37 - 48 Months		807,866,740	807,866,740	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	959,012,083	951,062,487	0	0	7,949,596	0
Jul-26	959,426,143	951,452,765	0	0	7,973,378	0
Jun-26	959,865,625	951,867,689	0	0	7,997,936	0
May-26	960,276,728	952,255,170	0	0	8,021,559	0
Apr-26	960,713,358	952,667,396	0	0	8,045,962	0
Mar-26	961,121,525	961,121,525	0	0	0	0
Feb-26	961,604,691	961,604,691	0	0	0	0
Jan-26	962,005,028	962,005,028	0	0	0	0
Dec-25	962,342,696	962,342,696	0	0	0	0
Nov-25	962,839,352	962,839,352	0	0	0	0
Oct-25	963,250,839	963,250,839	0	0	0	0
Sep-25	963,738,864	963,738,864	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	322781019	20,000,000.00	20,000,000.00	48,600,000.00	08/21/19	2,325,000.00	1.66430	12/31/25	10/06/29	I/O
32	695101194	7,949,595.56	8,069,424.72	5,900,000.00	12/05/25	733,924.00	1.34330	03/31/26	11/06/24	278
Totals		27,949,595.56	28,069,424.72	54,500,000.00		3,058,924.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	322781019	98	NJ	07/14/26	13
The sponsor (and Guarantor-Avrohom Prager) was petitioned into an involuntary bankruptcy in April 2026 by various creditors. Lender has sent out Prenegotiation Letter and requested Due Diligence.

32	695101194	OF	CO	11/14/24	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	1958023	27,638,183.83	4.95000%	27,638,183.83 4.95000%		10	10/01/20	07/01/20	11/12/20
25	453012192	12,000,000.00	3.67000%	12,000,000.00 3.67000%		10	06/30/20	05/01/20	08/11/20
32	695101194	0.00	3.86000%	0.00	3.86000%	1	03/20/25	10/06/24	--
41	1958306	6,875,000.00	4.20000%	6,875,000.00 4.20000%		10	06/30/20	06/01/20	08/11/20
Totals		46,513,183.83		46,513,183.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	4,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	500.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	9,762.10	0.00	0.00	0.00	0.00	186.00	0.00
Total	0.00	0.00	8,111.11	0.00	0.00	9,762.10	0.00	0.00	0.00	0.00	686.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,559.21

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2019-L3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

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